ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Goods and services tax refund receivable	$ 2,361,801	$ 2,519,789
Trade receivables	2,013,268	801,756
Other receivables	92,494	257,726
Total accounts receivable	$ 4,467,563	$ 3,579,271